Document and Entity Information	Oct. 23, 2026
Document Information [Line Items]
Document Period End Date	Oct. 23, 2026
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	Flagstar Bank, National Association
Entity Central Index Key	0000910073
Entity Incorporation, State or Country Code	X1
Entity Tax Identification Number	38-2734984
Entity Address, City or Town	Hicksville,
Entity Address, Postal Zip Code	11801
City Area Code	516
Local Phone Number	683-4420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	1-31565
Entity Address, Address Line One	102 Duffy Avenue,
Entity Address, State or Province	NY
Common Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	FLG
Bifurcated Option Note Unit Securities [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Bifurcated Option Note Unit Securities SM
Trading Symbol	FLG PRU
Fixed To Floating Rate Series A Noncumulative Perpetual Preferred Stock [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares each representing a 1/40th interest in a share of Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock
Trading Symbol	FLG PRA